CAPITAL AND TREASURY STOCK (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 30, 2016 $ / shares
Treasure stock
Amount of convertible notes early converted			$ 24,017,523	¥ 166,753,664		¥ 118,973,720		¥ 400,610,842
Treasury stock delivered to the notes holders, per early conversion (in shares) | shares			330,048	330,048	244,466	244,466	846,131	846,131
Treasury stock, shares | shares			3,247,309			3,577,357			3,247,309
Treasury stock at cost			$ 321,989,703			¥ 2,372,927,372			¥ 2,235,574,510
Shared issued price per ADSs | $ / shares										$ 320.00
2012 Convertible Senior Notes
Treasure stock
Amount of convertible notes early converted | $			$ 21,600,000		$ 16,500,000		$ 61,600,000
ADS
Treasure stock
Issuance cost | ¥		¥ 226,000,000
ADS | Over allotment option
Treasure stock
Aggregate number of ADS shares | shares	32,775,000	32,775,000
Additional number of shares | shares	4,275,000	4,275,000
Shared issued price per ADSs | $ / shares	$ 45.96
Aggregate amount of offering price | $	$ 1,500,000,000
Baidu | ADS
Treasure stock
Shared issued price per ADSs | $ / shares			$ 45.96
Aggregate investment amount | $			$ 100,000,000
Priceline Group | ADS
Treasure stock
Shared issued price per ADSs | $ / shares			$ 45.96
Aggregate investment amount | $			$ 25,000,000